Note 17 - Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Impairment Loss (in Dollars)	$ 10,911,373
China VAS [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	(33.00%)
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.50%
Goodwill, Impairment Loss (in Dollars)	8,550,715
Mobile Game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	111.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.50%
Indonesia Digital Media [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	16.00%	26.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	13.40%	15.50%
PC Game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	77.00%	23.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	5.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	19.10%	16.80%
Media Content Unit [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows	(189.00%)	22.00%
Goodwill Impairment Test, Terminal Value Growth Rate Used For Determining Discounted Cash Flows After Fifth Year	3.00%	1.50%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows	15.40%	14.70%
Goodwill, Impairment Loss (in Dollars)	2,360,658
China VAS & mobile game [Member]
Goodwill Impairment Test, Compound Annual Growth Rate Used To Determine Discounted Cash Flows		42.00%
Goodwill Impairment Test, Discount Rate Used To Determine Discounted Cash Flows		17.50%
China VAS and Media Content [Member]
Goodwill, Impairment Loss (in Dollars)	9,900,000
Allocated To Non Controlling Interest [Member]
Goodwill, Impairment Loss (in Dollars)	$ 1,000,000